GJ MINERAL PROPERTY	12 Months Ended
Dec. 31, 2021
GJ MINERAL PROPERTY
GJ MINERAL PROPERTY
7.	GJ MINERAL PROPERTY

During the year ended December 31, 2020, the Company sold its interest in the GJ Property to Newcrest Red Chris Mining Limited (“Newcrest”), a wholly-owned subsidiary of Newcrest Mining Limited, for cash consideration of $7,500,000 and the assumption by Newcrest of future payment obligations and royalties on the GJ Property. Prior to the sale, the Company incurred $355,000 to prepare the property for sale. At the closing of the transaction, the Company recognized a gain on sale of $4,118,000 during the year ended December 31, 2020.